Commitments and Contingencies	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

R&D Tax Incentive

In the year ended June 30, 2020, the Group was unsuccessful in obtaining a Commissioner’s Discretion pursuant to subsection 328-126(6) of the Income Tax Assessment Act 1997 regarding the Group’s eligibility to receive the R&D Tax Incentive as a refundable cash offset, so did not recognize a receivable and other income of $3,363,433 relating to eligible expenditure for that year. The income tax return for the year ended June 30, 2020 has since been lodged and the R&D Tax Incentive assessed as a non-refundable cash offset. The Group has objected against this assessment.

There are no contingent liabilities at the date of this report. The Group is not involved in any legal or arbitration proceedings and, so far as management is aware, no such proceedings are pending or threatened against the Group.

In respect of expenditure commitments, refer to Note 15.